DEBT - Schedule of debt maturities (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
2022 (remaining six months)	$ 67,603
2023	94,479
2024	275,672
2025	285,222
2026	116,610
2027	187,870
2028	182,619
Total	1,210,075
Deferred charges	(12,606)
Total debt	$ 1,197,469	$ 1,262,345